As filed with the Securities and Exchange Commission on May 28, 2008
                                     Investment Company Act File Number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                   CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1: SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 2008
(UNAUDITED)
===============================================================================

                                                                                                                      Ratings (a)
   Face                                                                          Maturity    Current     Value             Standard
  Amount                                                                           Date     Coupon (b)  (Note 1)  Moody's  & Poor's
--------                                                                           ----     ----------  --------  -------  --------
Put Bond (c) (1.70%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 Plaquemines, LA Port, Harbor & Terminal District Port Facility RB
            (Chevron Pipeline Company Project) - Series 1984
            Guaranteed by Chevron Corporation                                    09/01/08     3.85%  $ 5,000,000     P-1      A-1+
-----------                                                                                          -----------
  5,000,000 Total Put Bond                                                                             5,000,000
-----------                                                                                          -----------
Tax Exempt Commercial Paper (5.63%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 Contra Costa Transportation Authority Subordinate Sales Tax Revenue
            (Limited Tax Bonds) - Series A
            LOC Bank of America, N.A.                                            05/06/08     1.90%  $ 5,000,000     P-1      A-1+
  3,500,000 Imperial Irrigation District RB
            (Water System Projects) - Series A
            LOC Citibank, N.A.                                                   06/05/08     1.25     3,500,000     P-1      A-1+
  3,000,000 Regents of the University of California - Series A                   06/05/08     1.90     3,000,000     P-1      A-1+
  5,000,000 Transmission Agency of Northern California
            (California-Oregon Transmission Project) - Series B
            LOC Westdeutsche Landesbank                                          05/05/08     2.20     5,000,000     P-1      A-1+
-----------                                                                                          -----------
 16,500,000 Total Tax Exempt Commercial Paper                                                         16,500,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (9.06%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000 California Communities TRAN (City of Fresno) - Series 2007A-2        06/30/08     3.62%  $ 3,006,260   MIG-1     SP-1+
  4,000,000 City of Torrance, CA TRAN                                            07/02/08     3.69     4,007,854   MIG-1     SP-1+
  4,500,000 City of Fremont (Alameda County), CA TRAN                            09/30/08     3.40     4,512,969             SP-1+
  3,000,000 County of Kern, CA TRAN                                              06/30/08     3.61     3,006,335             SP-1+
  3,000,000 County of Sacramento, CA 2007 TRAN                                   07/09/08     3.66     3,006,651   MIG-1     SP-1+
  3,000,000 County of Santa Cruz, CA 2007/8 TRAN                                 07/11/08     3.65     3,006,782   MIG-1     SP-1+
  3,000,000 School Project for Utility Rate Reduction, CA RAN                    10/10/08     3.40     3,012,925   MIG-1
  3,000,000 State of California 2008 RAN                                         06/30/08     3.36     3,004,563   MIG-1     SP-1+
-----------                                                                                          -----------
 26,500,000 Total Tax Exempt General Obligation Notes & Bonds                                         26,564,339
-----------                                                                                          -----------
Variable Rate Demand Instruments (d) (81.96%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 ABN AMRO MuniTOPs Certificates Trust
            (California Non-AMT) Single Asset-Series 2003-2(Relating to Sequoia
            Union High School District(San Mateo,CA)GO Election 2001,Series 2003
            Insured by MBIA Insurance Corp.                                      01/01/10     2.26%  $ 5,000,000  VMIG-1
  4,670,000 Alameda - Contra Costa, CA Schools Financing Authority
            (Capital Improvement Financing Project) - Series K
            LOC KBC Bank, N.V.                                                   08/01/32     1.93     4,670,000              A-1
  1,105,000 Association for Bay Area Government Finance Authority for
            (American Baptist Homes of West Facilites Projects) -  Series 1997 C
            LOC U.S. Bank, N.A.                                                  10/01/27     0.92     1,105,000              A-1+
  5,100,000 Association for Bay Area Government Finance Authority for
            Nonprofit Corporations (Valley Christian Schools) - Series 2003
            LOC Bank of America, N.A.                                            11/01/32     1.85     5,100,000  VMIG-1
 11,225,000 BB&T Municipal Trust Floater FR/RI Certificates - Series 2014        03/15/39     2.25    11,225,000  VMIG-1
    650,000 California Educational Facilities Authority RB
            (Stanford University) - Series S-4                                   11/01/50     0.80       650,000  VMIG-1      A-1+
  3,200,000 California HFA Home Mortgage RB - Series 2002M                       08/01/33     1.11     3,200,000  VMIG-1      A-1+
    170,000 California HFFA HRB (Adventist Health System/West Project)
            Series 2002-A
            LOC Wachovia Bank, N.A.                                              09/01/25     0.90       170,000  VMIG-1
    100,000 California HFFA HRB (Adventist Health System/West Project)
            Series 2002-B
            LOC Wachovia Bank, N.A.                                              09/01/25     0.90       100,000  VMIG-1
    560,000 California HFFA RB (Adventist Hospital/West -
            Sutter Health Revolving Loan Pool) - Series 1991A
            LOC U.S. Bank, N.A.                                                  08/01/21     1.95       560,000  VMIG-1      A-1+
    950,000 California Infrastructure and Economic Development Bank
            (Asian Art Museum of San Francisco Project) - Series 2005
            Insured by MBIA Insurance Corporation                                06/01/34     2.05       950,000              A-1+
    200,000 California Infrastructure and Economic Development Bank
            (J Paul Getty Trus Project) - Series 2003D                           04/01/33     0.90       200,000  VMIG-1      A-1+
    100,000 California PCFA RB
            (Pacific Gas and Electric Company) 1996- Series F
            LOC JPMorgan Chase Bank, N.A.                                        11/01/26     0.95       100,000              A-1+
 11,505,000 California PCFA Pollution Control Refunding RB
            (Pacific Gas and Electric Company) 1996 - Series C
            LOC JPMorgan Chase Bank, N.A.                                        11/01/26     0.90    11,505,000              A-1+
  1,100,000 California PCFA Pollution Control Refunding RB
            (Pacific Gas and Electric Company) 1996 - Series E
            LOC JPMorgan Chase Bank, N.A.                                        11/01/26     0.95     1,100,000              A-1+
  6,995,000 California State Department of Water
            Resources Power Supply RB - Series 2005F-1
            LOC Lloyds Bank PLC                                                  05/01/19     1.09     6,995,000  VMIG-1      A-1+
  4,175,000 California School Facilities Finance Corporation COPs
            (Capital Improvement Financing Projects) - Series 1998B
            LOC Bayerische Hypo-Vereins Bank, A.G.                               07/01/24     1.65     4,175,000  VMIG-1
    500,000 California State Department of Water Resources
            Power Supply RB - Series 2002B-2
            LOC BNP Paribas                                                      05/01/22     1.20       500,000  VMIG-1      A-1+
  1,500,000 California State Department of Water Resources
            Power Supply RB - Series 2002B-5
            LOC Bayerische Landesbank / Westdeutche Landesbank AG                05/01/22     0.92     1,500,000  VMIG-1      A-1+
  1,170,000 California State Department of Water Resources
            Power Supply RB - Series  2002B-6
            LOC State Street Bank & Trust Company                                05/01/22     1.09     1,170,000  VMIG-1      A-1+
  4,350,000 California State Department of Water Resources
            Power Supply RB - Series 2002 C-13
            Insured by FSA                                                       05/01/22     1.91     4,350,000  VMIG-1      A-1+
  3,350,000 California State Department of Water Resources
            Power Supply RB - Series 2005F-5
            LOC Citibank, N.A.                                                   05/01/22     1.20     3,350,000  VMIG-1      A-1+
    885,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004 Sub-series A-1
            LOC Citibank, N.A./California State Teachers Retirement System       05/01/34     0.90       885,000  VMIG-1      A-1+
  3,900,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004 Sub-series A-2
            LOC Citibank, N.A./California State Teachers Retirement System       05/01/34     1.05     3,900,000  VMIG-1      A-1+
    500,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004 Sub-series A-3
            LOC Citibank, N.A./California State Teachers Retirement System       05/01/34     1.40       500,000  VMIG-1      A-1+
    700,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004 Sub-series A-5
            LOC Citibank, N.A./California State Teachers Retirement System       05/01/34     0.85       700,000  VMIG-1      A-1+
  1,645,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004 Sub-series B-1
            LOC Citibank, N.A./State Street/National Australia Bank              05/01/34     0.90     1,645,000  VMIG-1      A-1+
  2,800,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004 Sub-series B-3
            LOC Citibank, N.A./State Street/National Australia Bank              05/01/34     1.09     2,800,000  VMIG-1      A-1+
    100,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2005B-7
            LOC Landesbank Hessen Thurigen Girozentrale                          05/01/40     0.90       100,000  VMIG-1      A-1+
  1,000,000 California State GO Bonds - Series 2003A-1
            LOC Westdeutsche Landesbank/JPMorgan Chase Bank, N.A.                05/01/33     1.40     1,000,000  VMIG-1      A-1+
  7,100,000 California State GO Bonds - Series 2003A-3
            LOC Westdeutsche Landesbank/JPMorgan Chase Bank, N.A.                05/01/33     0.92     7,100,000  VMIG-1      A-1+
 10,000,000 California Statewide Communities Development Authority MHRB
            (Irvine Apartments Communities, L.P. Project) - Series 2001 W-1
            LOC Wells Fargos Bank, N.A                                           08/01/34     2.00    10,000,000  VMIG-1
  8,000,000 California Statewide Communities Development Authority MHRB
            (Westgate Pasadena Apartment Project) - Series 2007G
            LOC Bank of America, N.A.                                            04/01/42     2.10     8,000,000  VMIG-1
    695,000 California Statewide Communities Development Authority RB
            (North Peninsula Jewish Campus) - Series 2004
            LOC Bank of America, N.A.                                            07/01/34     0.90       695,000  VMIG-1
  1,300,000 Carona-Norco, CA Unified School District COPs
            (2005 School Facility Bridge Funding Program)
            Insured by FSA                                                       11/01/30     2.10     1,300,000  VMIG-1
  1,320,000 Carlsbad, CA MHRB
            (Santa Fe Ranch Apartments Project) - Series 1993A
            Guaranteed by Federal Home Loan Mortgage Corporation                 06/01/16     2.05     1,320,000  VMIG-1
  2,800,000 Citigroup Global Markets ROC Trust II-R - Series 10018Z
            (Anaheim City School District (County of Orange, CA) GO
            Election of 2002) - Series 2007
            Insured by MBIA Insurance Corp.                                      08/01/31     2.58     2,800,000              A-1+
  4,255,000 Citigroup Global Markets ROC Trust II-R - Series 10161
            (San Diego UFSD 2004 GO Bonds(Election 1998 - Series F))
            Insured by FSA                                                       07/01/29     2.25     4,255,000              A-1+
  1,400,000 City of Pulaski and Giles County, TN RB
            (Martin Methodist College Program) - Series 2004
            LOC Amsouth Bank                                                     01/01/24     2.26     1,400,000  VMIG-1
  1,020,000 Colton, CA Redevelopment Agency 1985 Issue A
            Guaranteed by Federal Home Loan Bank                                 05/01/10     2.05     1,020,000              A-1+
    600,000 Connecticut State HEFA RB (Yale University) - Series T-1             07/01/29     0.80       600,000  VMIG-1      A-1+
    400,000 Contra Costa County,CA Multifamily Mortgage RB(Rivershore Apartments)
            Collateralized by Federal National Mortgage Association              11/15/22     1.94       400,000              A-1+
  3,500,000 County of San Mateo, CA MHRB
            (Pacific Oaks Apartments Project) - Series 1987A
            LOC Wells Fargo Bank, N.A.                                           07/01/17     2.13     3,500,000  VMIG-1
  4,500,000 Fremont, CA COPs (1998 Family Resource Center Financing Project)
            LOC KBC Bank, N.V.                                                   08/01/28     1.93    4,500,000               A-1+
  2,700,000 Irvine, CA Improvement Bond Act - 1915
            Assessment District # 04-20 Series A
            LOC KBC Bank                                                         09/02/30     1.10     2,700,000  VMIG-1
  4,100,000 Irvine, CA Improvement Bond Act - 1915
            Assessment District # 05-21 Series A
            LOC Bank of New York/ California State Teachers Retirement System    09/02/31     0.90     4,100,000  VMIG-1
  6,695,000 Irvine, CA Improvement Bond Act - 1915
            Assessment District # 89-10
            LOC Bayerische Hypo-Vereins Bank, A.G.                               09/02/15     1.11     6,695,000  VMIG-1      A-1+
  1,000,000 Irvine, CA Improvement Bond Act - 1915
            Assessment District # 93-14
            LOC Bank of America, N. V.                                           09/02/25     0.90     1,000,000  VMIG-1      A-1+
  3,450,000 Irvine, CA Improvement Bond Act - 1915
            Assessment District # 94-13 (Oak Creek)
            LOC State Street Bank & Trust Company                                09/02/22     1.09     3,450,000  VMIG-1      A-1
    900,000 Irvine, CA Water District - Series 1995
            Improvement District # 105, 140, 240 & 250
            LOC State Street Bank & Trust Co.                                    01/01/21     0.90       900,000  VMIG-1      A-1+
  1,400,000 Irvine, CA Water District - Series 1991
            Improvement District # 105, 250 & 290
            LOC Landesbank Baden - Wurtemburg                                    08/01/16     1.15     1,400,000  VMIG-1      A-1+
    900,000 Irvine, CA Water District
            Improvement District # 182 Series A
            LOC Landesbank Hessen - Thuringen Gironzentrale                      11/15/13     0.90       900,000              A-1+
    800,000 Irvine, CA Water District (Orange County)
            Improvement District # 282 Series A
            LOC Landesbank Hessen - Thuringen Gironzentrale                      11/15/13     0.90       800,000              A-1+
  2,200,000 Irvine, CA Water District  (Orange County)
            LOC Landesbank Hessen - Thuringen Gironzentrale                      10/01/10     1.15     2,200,000              A-1+
  1,085,000 J.P. Morgan Securities, Inc. Puttable Tax-Exempt Receipts Series 474
            County of Ventura, CA 2003 COPs (Public Finance Authority II)
            Insured by FSA                                                       08/15/11     2.29     1,085,000  VMIG-1
    995,000 J.P. Morgan Securities,Inc. Puttable Tax-Exempt Receipts Series 1435
            (Trustees of the California State University Systemwide RB)
            - Series 2005C
            LOC JPMorgan Chase Bank, N.A.                                        11/01/13     3.50       995,000              A-1
  1,700,000 King George County, VA IDA (Birchwood Power Partners, L.P. Projects)
            - Series 1995
            LOC Bank of Nova Scotia                                              11/01/25     1.52     1,700,000              A-1+
  5,155,000 Lake Elsinore Recreation Authority Revenue Refunding bonds
            (Public Facilities Project) - Series 2000A
            LOC California State Teachers Retirement System                      02/01/32     1.90     5,155,000  VMIG-1      A-1+
  6,350,000 Lehman Municipal Trust Receipts Floater Trust Receipts 2006 K54
            (Harbor Department of the City of Los Angeles, CA RB
            2006 - Series D)
            Insured by MBIA Insurance Corporation                                08/01/26     2.35     6,350,000              A-1
  8,200,000 Lehman Municipal Trust Receipts Floater Trust Receipts 2007 P68W
            (Department of Veterans Affairs of the State of California
            Home Purchase RB Series 2007A                                        12/01/32     2.23     8,200,000  VMIG-1
  2,900,000 Los Angeles, CA
            (Department of Water and Power System) - Series 2001 B-1             07/01/35     1.09     2,900,000  VMIG-1      A-1+
    500,000 Los Angeles, CA
            (Department of Water and Power System) - Series 2001 B-3             07/01/34     0.90       500,000  VMIG-1      A-1+
  5,000,000 Los Angeles, CA
            (Department of Water and Power System) - Series 2002 A-6             07/01/35     1.95     5,000,000  VMIG-1      A-1+
  3,300,000 Los Angeles, CA Housing Authority MHRB
            (Malibu Meadows Project) - Series 1998B
            Collateralized by Federal National Mortgage Association              04/15/28     1.94     3,300,000              A-1+
  1,000,000 Metropolitian Transportation Authority, NY - Series 2005E-1
            LOC Fortis Bank S.A./N.V.                                            11/01/35     2.02     1,000,000  VMIG-1      A-1+
  1,500,000 Metropolitian Water District of Southern California RB - Series B-1  07/01/35     1.09     1,500,000  VMIG-1      A-1+
    800,000 Metropolitian Water District of Southern California RB - Series B-3  07/01/35     0.92       800,000  VMIG-1      A-1+
  2,400,000 Metropolitian Water District of Southern California RB - Series C-1  07/01/36     1.10     2,400,000  VMIG-1      A-1+
    600,000 M-S-R Public Power Agency RB, CA
            (San Juan Project )-Series 1998F
            Insured by MBIA Insurance Corporation                                07/01/22     2.05       600,000  VMIG-1      A-1+
  2,100,000 Oakland-Alameda Counties, CA Colliseum Authority
            (Oakland Colliseum Project) - Series C-1
            LOC Bank of America/California State Teachers Retirement System      02/01/25     1.93     2,100,000  VMIG-1      A-1+
    600,000 Orange County, CA Apartments Development RB
            (Irvine Coast Assessment District #88-1)
            LOC KBC Bank, N.V.                                                   09/02/18     0.95       600,000  VMIG-1      A-1+
  1,000,000 Orange County, CA Sanitation District COPs- Series 2006              02/01/36     0.95     1,000,000  VMIG-1      A-1+
  1,000,000 Palm Beach County, FL RB - Series 1995
            (Norton Gallery and School of Art, Inc. Project)
            LOC Northern Trust                                                   05/01/25     2.15     1,000,000              A-1+
  8,245,000 Pomona California COPs
            LOC HSH Norbank, A.G.                                                01/01/34     1.95     8,245,000              A-1+
  2,400,000 Riverside County, CA 1985 COPs Type One Series A
            (Public Facilites Project)
            LOC State Street Bank & Trust Company                                12/01/15     2.03     2,400,000  VMIG-1      A-1+
    200,000 Rohnert Park, CA MHRB
            (Crossbrook Apartments)- 1995 Series A
            Guaranteed by Federal National Mortgage Association                  06/15/25     1.94       200,000              A-1+
  7,300,000 Sacramento County, CA  1990 COPs
            (Administration Center and Court House Project)
            LOC Bayerische Landesbank                                            06/01/20     1.90     7,300,000  VMIG-1      A-1+
  3,095,000 Sacramento County, CA Multifamily Mortgage RB
            (Smoketree Apartments) - Series 1990A
            Collateralized by Federal National Mortgage Association              04/15/10     2.00     3,095,000              A-1+
  3,200,000 San Bernadino County, CA COPS
            (1996 County Center Refinancing Project) - Series 1996
            LOC BNP Paribas                                                      07/01/15     1.93     3,200,000  VMIG-1      A-1+
  2,000,000 San Bernadino County, CA  Multifamily Housing Mortgage
            Revenue Refunding Bond
            (Parkview Place Apartment) - Series 2004 A
            Guaranteed by Federal National Mortgage Association                  02/15/27     1.94     2,000,000              A-1+
  2,700,000 San Diego, CA COPs (San Diego Museum of Art)
            LOC Allied Irish Banks PLC                                           09/01/30     1.95     2,700,000  VMIG-1
  5,500,000 San Francisco, CA Redevelopment Agency of City & County
            (Filmore Center) - Series A1
            Guaranteed by Federal Home Loan Mortgage Corporation                 12/01/17     2.11     5,500,000              A-1+
  2,675,000 Santa Clara County, CA Multifamily Housing Revenue Refunding Bond
            (The Grove Garden Apartments) - Series 1997A
            Collateralized by Federal National Mortgage Association              02/15/27     1.94     2,675,000              A-1+
  1,000,000 Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
            Guaranteed by Federal Home Loan Mortgage Corporation                 06/01/10     1.94     1,000,000              A-1+
  2,000,000 Southern California Public Power Authority
            (Southern Transmission Project) - Series 2000A
            Insured by FSA                                                       07/01/23     2.05     2,000,000  VMIG-1      A-1+
  1,550,000 Southern California Public Power Authority
            (Southern Transmission Project) - Series 2001A
            Insured by FSA                                                       07/01/21     2.05     1,550,000  VMIG-1      A-1+
  2,000,000 TOCs (TICs/TOCs Trust - Series 2001-2) Relating to Puerto Rico
            Public Improvement GO - Series 2001
            Insured by FSA                                                       07/01/19     2.24     2,000,000              A-1+
-----------                                                                                         ------------
240,290,000 Total Variable Rate Demand Instruments                                                   240,290,000
-----------                                                                                         ------------
Variable Rate Demand Instruments - Private Placements (d) (0.62%)
-----------------------------------------------------------------------------------------------------------------------------------
  1,455,000 Redevelopment Agency of the City of Morgan Hill
            (Kent Trust Project) - Series 1984B
            LOC Wells Fargo Bank, N.A.                                            12/01/14     2.62% $  1,455,000    P-1      A-1+
    365,000 Redevelopment Agency of the City of Morgan Hill
            (Nob Hill Venture Investments) - Series 1984
            LOC Wells Fargo Bank, N.A.                                            12/01/09     2.62       365,000    P-1      A-1+
-----------                                                                                          ------------
  1,820,000 Total Variable Rate Demand Instruments - Private Placements                                 1,820,000
 ----------                                                                                          ------------

            Total Investments (98.97%) (cost $ 290,174,339)                                           290,174,339
            Cash and Other Assets, Net of Liabilities (1.03%)                                           3,019,392
                                                                                                     ------------
            Net Assets (100.00%)                                                                     $293,193,731
                                                                                                     ============
            Net asset value, offering and redemption price per share:
            Class A Shares,        194,934,848  shares outstanding                                   $       1.00
                                                                                                     ============
            Class B Shares,         19,591,716  shares outstanding                                   $       1.00
                                                                                                     ============
            Advantage Shares,       78,686,560  shares outstanding                                   $       1.00
                                                                                                     ============

Note 1 Valuation of Securities -

     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
   AMT     =    Alternative Minimum Tax                       MHRB     =   Multi-Family Housing Revenue Bond
   COPs    =    Certificates of Participation                 PCFA     =   Pollution Control Finance Authority
   FSA     =    Financial Service Authority                   RAN      =   Revenue Anticipation Note
   FGIC    =    Financial Guaranty Insurance Company          RB       =   Revenue Bond
   GO      =    General Obligation                            ROCs     =   Reset Option Certificates
   HEFA    =    Health and Education Facilities Authority     TICs     =   Trust Inverse Certificates
   HFA     =    Housing Finance Authority                     TOCs     =   Tender Option Certificates
   HFFA    =    Health Facility Finance Authority             TOP      =   Tender Option Puts
   HRB     =    Hospital Revenue Bond                         TRAN     =   Tax and Revenue Anticipation Notes
   IDA     =    Industrial Development Authority              USFD     =   Unified School District
   LOC     =    Letter of Credit


ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) California Daily Tax Free Income Fund, Inc.


By (Signature and Title)*        /s/Christine Manna
                                    Christine Manna, Secretary


Date: May 22, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Michael P. Lydon
                                    Michael P. Lydon, President

Date:  May 28, 2008

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date:  May 28, 2008

* Print the name and title of each signing officer under his or her signature.